Orion/Monetta Intermediate Bond Fund (ticker: MIBFX) A series of the Monetta Trust
SUMMARY PROSPECTUS May 1, 2010

Before you invest, you may want to review the Monetta Funds’ statutory prospectus and statement of additional information, which contain more information about the fund and its risks.  You can find the Monetta Funds’ statutory prospectus and other information about the fund online at http://www.monetta.com/pro-summary.htm  You can also get this information at no cost by calling

1-800-MONETTA or by sending an e-mail request to info@monetta.com.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Investment Objective

The Orion/Monetta Intermediate Bond Fund (“Bond Fund”) seeks high current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.53%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	2.16%

Example

This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Bond Fund	1 Year	3 Years	5 Years	10 Years
	$216	$667	$1,144	$2,462

Portfolio Turnover

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Bond Fund’s performance.  During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests  (at the time of investment) at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds which include corporate bonds and notes, government securities, taxable municipal obligations, securities backed by mortgages or other assets and Treasury Inflation-Protected Securities (“TIPS”).  The Fund expects that the dollar-weighted average maturity of its portfolio will be between 3 and 10 years.  At least 70% of total assets (at time of investment) must be invested in U.S. government securities or securities rated in the three highest investment grade categories by Moody’s (e.g., bonds rated “Aaa”, “Aa” or “A” by Moody’s) or S&P (e.g., bonds rated “AAA”, “AA” or “A” by S&P), or their equivalent.

The Fund may invest up to 25% of its assets (at time of investment) in straight-debt securities of foreign issuers payable in U.S. dollars.  It may also invest up to 5% in Exchange Traded Funds (“ETF’s”) that track or replicate a desired index.

Principal Risks

Although every effort is made to achieve the Bond Fund’s objective of high current income with preservation of capital, the Adviser/Sub-Adviser cannot guarantee that the objective will be attained.  You could lose all or a portion of your investment in the fund if the securities purchased by the Fund default.  The principal risks include:

•	The Adviser’s investment strategy does not achieve the Bond Fund’s objective;
•	The declining value of the securities if interest rates rise;
•	There is credit risk associated with the securities that the fund invests in if an issuer is unable to make principal and interest payments when due;
•	The prepayment of the security by the issuer as a result of falling interest rates;
•	The Fund may make short-term investments, without limitation, for defensive purposes, which investments may provide lower returns than other types of investments.

Performance

The following bar chart and table show the risks of investing in the Bond Fund.  The bar chart below shows the changes in the Bond Fund’s performance from year to year.  Also shown is the Bond Fund highest and lowest quarterly returns.  The table below shows the Bond Fund’s average annual total returns for certain time periods compared to the returns of the Barclays Capital Intermediate Gov’t/Credit Bond Index.  The Bond Fund’s past performance, before and after taxes, is not necessarily an indication of how the Bond Fund will perform in the future.  Updated performance is available on the Funds’ website www.monetta.com or call 1-800-MONETTA.

Calendar Year Total Return

Best Quarter:  2Q 2009   6.56%    Worst Quarter:  3Q 2008   -5.22%

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception (3/1/1993)
Return Before Taxes	13.78%	4.36%	4.96%	5.71%
Return After Taxes on Distributions	12.17%	2.98%	3.24%	--
Return After Taxes on Distributions and Sale of Fund Shares	9.13%	2.93%	3.22%	--
Barclays Capital Intermediate Gov’t/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	5.24%	4.66%	5.93%	--

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Holders of tax-deferred accounts may be subject to taxes at a later date.

Investment Adviser/Sub-Adviser

Monetta Financial Services, Inc. is the investment adviser to the Bond Fund.

Orion Capital Management, Inc. is the sub-adviser to the Bond Fund.

Portfolio Manager

George M. Palmer, Jr., Lead Portfolio Manager of the Bond Fund since 2009.

Stephen D. Cummings, Jr., Co-Portfolio Manager of the Bond Fund since 2009.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Bond Fund shares on any business day by mail (Monetta Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-800-241-9772.  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$100	$25 per month

Tax Information

The Bond Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Company Act File No. 811-7360

MONSUM BOND 2010/05

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